Share-based payments - Schedule of Expense from Equity (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Expense for the year	€ 1,940	€ 1,349
BSPCE
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Expense for the year	0	25
BSA
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Expense for the year	0	0
OSA
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Expense for the year	708	343
AGA
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Expense for the year	€ 1,232	€ 982